Share-Based Compensation - Share Incentive Plan, Share Options, Binomial Model Assumptions (Details) - $ / shares				1 Months Ended					12 Months Ended
	Aug. 11, 2015	Aug. 21, 2014	Mar. 18, 2014	Jan. 31, 2014	Nov. 30, 2013	Aug. 31, 2013	Nov. 30, 2012	Oct. 31, 2010	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2006	Aug. 31, 2016
Leju Plan
Share-Based Compensation
Increase percentage of the then total outstanding shares on an as-converted fully diluted basis					5.00%
Number of ordinary shares increased									7,553,422
Expiration period					10 years
Leju Plan | Maximum
Share-Based Compensation
Number of shares that may be issued as a percentage of total outstanding shares					8.00%
Leju Plan | Employees Share Options
Assumptions used in the binomial model
Risk-free rate of return (as a percent)										2.14%
Contractual life of option										10 years
Estimated volatility rate (as a percent)										62.82%
Dividend yield (as a percent)										2.56%
Leju Plan | Employees Share Options | Group's employees
Share-Based Compensation
Expiration period										10 years
Options granted for purchase of shares										2,517,000
Award vesting period										3 years
Leju Plan | Employees Share Options | Minimum | Group's employees
Share-Based Compensation
Exercise price of shares granted (in dollars per share)										$ 5.54
Leju Plan | Employees Share Options | Maximum | Group's employees
Share-Based Compensation
Exercise price of shares granted (in dollars per share)										$ 9.68
Leju Plan | Restricted Shares | Group's employees, directors and officers
Share-Based Compensation
Restricted shares granted		229,400	866,000
Award vesting period		8 months	3 years
Leju Plan | Leju Replacement Restricted Shares
Share-Based Compensation
Number of replacement awards exchanged with replaced awards (in shares)				60,000
Exercise price of shares granted (in dollars per share)				$ 4.60
E-House Plan
Share-Based Compensation
Number of shares that may be issued as a percentage of total outstanding shares												5.00%
Expiration period												10 years
Number of shares authorized												3,636,364
Award grant period												3 years
Additional number of shares authorized						6,644,659	1,273,000	4,013,619
Purchase price (in dollars per share)													$ 6.85
E-House Plan | Restricted Shares
Share-Based Compensation
Restricted shares granted									0	0	1,439,000
Award vesting period									3 years
Omnigold Plan
Share-Based Compensation
Number of shares that may be issued as a percentage of total outstanding shares										5.00%
Number of shares authorized										5,000,000
Omnigold Plan | Employees Share Options
Share-Based Compensation
Expiration period	10 years
Exercise price of shares granted (in dollars per share)	$ 1.50
Options granted for purchase of shares	2,400,000
Award vesting period	3 years
Assumptions used in the binomial model
Risk-free rate of return (as a percent)										3.33%
Contractual life of option										10 years
Estimated volatility rate (as a percent)										63.69%
Dividend yield (as a percent)										0.00%